Credit Risk - Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Mar. 01, 2023
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	£ (18)
Total exchange and other adjustments	182
Total income statement charge for the period	896	£ 341	£ 1,220
Kensington Mortgage Company
Loans and advances at amortised cost
Consideration transferred				£ 2,400
Financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(3)	(11)
Post write-off recoveries	21	36
Loans and advances
Loans and advances at amortised cost
Opening balance	6,175
Closing balance	6,119		6,175
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	764
Retail mortgages
Loans and advances at amortised cost
Opening balance	516
Closing balance	554		516
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	48
Retail credit cards
Loans and advances at amortised cost
Opening balance	3,166
Closing balance	3,313		3,166
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	597
Retail other
Loans and advances at amortised cost
Opening balance	579
Closing balance	506		579
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	33
Corporate loans
Loans and advances at amortised cost
Opening balance	1,872
Closing balance	1,689		1,872
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	71
Debt securities and other
Loans and advances at amortised cost
Opening balance	42
Closing balance	57		42
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	15
ECL movement on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(34)
Total income statement charge for the period	(25)		18
ECL movement on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	2
Total income statement charge for the period	11		37
Gross exposure | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,409)
Gross exposure | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,128)
Gross exposure | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,301)
Gross exposure | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,755
Gross exposure | Debt securities and other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	42
Impairment allowance | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Impairment allowance | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(10)
Impairment allowance | Debt securities and other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Financial assets at amortised cost, class | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total income statement charge for the period	910		1,165
Financial assets at amortised cost, class | Gross exposure | Loans and advances
Loans and advances at amortised cost
Write-offs	(583)	(768)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	583	768
Post write-off recoveries	21	36
Net write-offs	562	£ 732
Financial assets at amortised cost, class | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	174,286
Business activity in the period	15,048
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,584)
Final repayments	(6,308)
Disposals	0
Write-offs	(10)
Closing balance	175,432		174,286
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	10
Financial assets at amortised cost, class | Gross exposure | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	37,617
Business activity in the period	1,389
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,213)
Final repayments	(174)
Disposals	(91)
Write-offs	(424)
Closing balance	37,104		37,617
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	424
Financial assets at amortised cost, class | Gross exposure | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	15,658
Business activity in the period	2,543
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3,688)
Final repayments	(1,531)
Disposals	(98)
Write-offs	(57)
Closing balance	12,827		15,658
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	57
Financial assets at amortised cost, class | Gross exposure | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Disposal
Loans and advances at amortised cost
Disposals	(64)
Financial assets at amortised cost, class | Gross exposure | Debt sales
Loans and advances at amortised cost
Disposals	(34)
Financial assets at amortised cost, class | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	126,702
Business activity in the period	11,759
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(280)
Final repayments	(14,574)
Disposals	(110)
Write-offs	(92)
Closing balance	123,405		126,702
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	92
Financial assets at amortised cost, class | Gross exposure | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Debt securities and other
Loans and advances at amortised cost
Opening balance	50,108
Business activity in the period	15,577
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2,169)
Final repayments	(5,309)
Disposals	0
Write-offs	0
Closing balance	58,207		50,108
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Financial assets at amortised cost, class | Gross exposure | Debt securities and other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Debt securities and other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Debt securities and other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Gross exposure | Debt securities and other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	516
Business activity in the period	17
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	40
Final repayments	9
Disposals	0
Write-offs	10
Closing balance	554		516
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	(10)
Financial assets at amortised cost, class | Impairment allowance | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	3,033
Business activity in the period	51
Refinements to models used for calculation	(20)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	635
Final repayments	69
Disposals	56
Write-offs	424
Closing balance	3,150		3,033
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	(424)
Financial assets at amortised cost, class | Impairment allowance | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	574
Business activity in the period	29
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	30
Final repayments	26
Disposals	52
Write-offs	57
Closing balance	498		574
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	(57)
Financial assets at amortised cost, class | Impairment allowance | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	1,427
Business activity in the period	55
Refinements to models used for calculation	93
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	27
Final repayments	104
Disposals	95
Write-offs	92
Closing balance	1,311		1,427
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	(92)
Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Loans to government
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	500
Financial assets at amortised cost, class | Impairment allowance | Debt securities and other
Loans and advances at amortised cost
Opening balance	42
Business activity in the period	5
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	12
Final repayments	2
Disposals	0
Write-offs	0
Closing balance	57		42
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Financial assets at amortised cost, class | Impairment allowance | Debt securities and other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Debt securities and other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Debt securities and other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost, class | Impairment allowance | Debt securities and other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Stage 1
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	62
Stage 1 | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(103)
Stage 1 | Retail mortgages
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	12
Stage 1 | Retail credit cards
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	16
Stage 1 | Retail other
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(19)
Stage 1 | Corporate loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(126)
Stage 1 | Debt securities and other
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	14
Stage 1 | ECL movement on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(45)
Stage 1 | ECL movement on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	8
Stage 1 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,423)
Stage 1 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,446)
Stage 1 | Gross exposure | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,209)
Stage 1 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,977
Stage 1 | Gross exposure | Debt securities and other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Stage 1 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Stage 1 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(34)
Stage 1 | Impairment allowance | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Stage 1 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(26)
Stage 1 | Impairment allowance | Debt securities and other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	153,672
Business activity in the period	14,681
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,695)
Final repayments	(5,334)
Disposals	0
Write-offs	0
Closing balance	155,521		153,672
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(5,762)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	5,086
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(145)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	18
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	29,788
Business activity in the period	1,290
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,128)
Final repayments	(124)
Disposals	0
Write-offs	0
Closing balance	29,351		29,788
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(2,037)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	1,789
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(239)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	12
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	13,470
Business activity in the period	2,481
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3,350)
Final repayments	(1,350)
Disposals	0
Write-offs	0
Closing balance	10,677		13,470
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(890)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	392
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(86)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	10
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	107,309
Business activity in the period	11,281
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,521
Final repayments	(13,690)
Disposals	0
Write-offs	0
Closing balance	106,387		107,309
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(5,875)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	6,102
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(370)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	109
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other
Loans and advances at amortised cost
Opening balance	46,306
Business activity in the period	15,435
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2,087)
Final repayments	(5,136)
Disposals	0
Write-offs	0
Closing balance	54,376		46,306
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(260)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	118
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	29
Business activity in the period	9
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(11)
Final repayments	1
Disposals	0
Write-offs	0
Closing balance	41		29
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(1)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	15
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	1
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	458
Business activity in the period	25
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(360)
Final repayments	15
Disposals	0
Write-offs	0
Closing balance	474		458
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(57)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	429
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(13)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	7
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	100
Business activity in the period	16
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(47)
Final repayments	5
Disposals	0
Write-offs	0
Closing balance	81		100
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(12)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	30
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(3)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	2
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	461
Business activity in the period	24
Refinements to models used for calculation	(49)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(105)
Final repayments	69
Disposals	0
Write-offs	0
Closing balance	335		461
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(31)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	99
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(3)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	8
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other
Loans and advances at amortised cost
Opening balance	9
Business activity in the period	3
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	9
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	23		9
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	2
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(29)
Lifetime expected credit losses | Stage 2 | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(69)
Lifetime expected credit losses | Stage 2 | Retail mortgages
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	31
Lifetime expected credit losses | Stage 2 | Retail credit cards
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(69)
Lifetime expected credit losses | Stage 2 | Retail other
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	5
Lifetime expected credit losses | Stage 2 | Corporate loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(37)
Lifetime expected credit losses | Stage 2 | Debt securities and other
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	1
Lifetime expected credit losses | Stage 2 | ECL movement on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(7)
Lifetime expected credit losses | Stage 2 | ECL movement on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	3
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	18
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(646)
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(44)
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	594
Lifetime expected credit losses | Stage 2 | Gross exposure | Debt securities and other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	76
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Debt securities and other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	18,200
Business activity in the period	361
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(589)
Final repayments	(784)
Disposals	0
Write-offs	0
Closing balance	17,803		18,200
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	5,762
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(5,086)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(141)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	80
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	6,449
Business activity in the period	97
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	67
Final repayments	(38)
Disposals	0
Write-offs	0
Closing balance	6,298		6,449
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	2,037
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(1,789)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(531)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	6
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	1,468
Business activity in the period	53
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(187)
Final repayments	(106)
Disposals	0
Write-offs	0
Closing balance	1,630		1,468
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	890
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(392)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(107)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	11
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	16,826
Business activity in the period	355
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,422)
Final repayments	(727)
Disposals	0
Write-offs	0
Closing balance	14,416		16,826
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	5,875
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(6,102)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(584)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	195
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other
Loans and advances at amortised cost
Opening balance	3,797
Business activity in the period	140
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(82)
Final repayments	(168)
Disposals	0
Write-offs	0
Closing balance	3,829		3,797
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	260
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(118)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	73
Business activity in the period	3
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	53
Final repayments	3
Disposals	0
Write-offs	0
Closing balance	104		73
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	1
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(15)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(9)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	1
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	1,620
Business activity in the period	25
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	571
Final repayments	41
Disposals	0
Write-offs	0
Closing balance	1,551		1,620
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	57
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(429)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(255)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	3
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	166
Business activity in the period	8
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	50
Final repayments	4
Disposals	0
Write-offs	0
Closing balance	171		166
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	12
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(30)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(35)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	4
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	424
Business activity in the period	14
Refinements to models used for calculation	142
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(93)
Final repayments	22
Disposals	0
Write-offs	0
Closing balance	387		424
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	31
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(99)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(22)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	12
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other
Loans and advances at amortised cost
Opening balance	33
Business activity in the period	2
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Final repayments	2
Disposals	0
Write-offs	0
Closing balance	34		33
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(2)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(51)
Lifetime expected credit losses | Stage 3 | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	936
Lifetime expected credit losses | Stage 3 | Retail mortgages
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	5
Lifetime expected credit losses | Stage 3 | Retail credit cards
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	650
Lifetime expected credit losses | Stage 3 | Retail other
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	47
Lifetime expected credit losses | Stage 3 | Corporate loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	234
Lifetime expected credit losses | Stage 3 | Debt securities and other
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	0
Lifetime expected credit losses | Stage 3 | ECL movement on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	18
Lifetime expected credit losses | Stage 3 | ECL movement on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(9)
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(36)
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(48)
Lifetime expected credit losses | Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	184
Lifetime expected credit losses | Stage 3 | Gross exposure | Debt securities and other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	19
Lifetime expected credit losses | Stage 3 | Impairment allowance | Debt securities and other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	2,414
Business activity in the period	6
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(300)
Final repayments	(190)
Disposals	0
Write-offs	(10)
Closing balance	2,108		2,414
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	10
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	286
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(98)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	1,380
Business activity in the period	2
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(152)
Final repayments	(12)
Disposals	(91)
Write-offs	(424)
Closing balance	1,455		1,380
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	424
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	770
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(18)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	720
Business activity in the period	9
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(151)
Final repayments	(75)
Disposals	(98)
Write-offs	(57)
Closing balance	520		720
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	57
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	193
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(21)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	2,567
Business activity in the period	123
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(379)
Final repayments	(157)
Disposals	(110)
Write-offs	(92)
Closing balance	2,602		2,567
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	92
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	954
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(304)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other
Loans and advances at amortised cost
Opening balance	5
Business activity in the period	2
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	(5)
Disposals	0
Write-offs	0
Closing balance	2		5
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Debt securities and other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	414
Business activity in the period	5
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2)
Final repayments	5
Disposals	0
Write-offs	10
Closing balance	409		414
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	(10)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	9
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail mortgages | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(2)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	955
Business activity in the period	1
Refinements to models used for calculation	(20)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	424
Final repayments	13
Disposals	56
Write-offs	424
Closing balance	1,125		955
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	(424)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	268
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail credit cards | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(10)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	308
Business activity in the period	5
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	27
Final repayments	17
Disposals	52
Write-offs	57
Closing balance	246		308
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	(57)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	38
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Retail other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(6)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	542
Business activity in the period	17
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	225
Final repayments	13
Disposals	95
Write-offs	92
Closing balance	589		542
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	(92)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	25
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Corporate loans | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(20)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other
Loans and advances at amortised cost
Opening balance	0
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	0		£ 0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Gross write-offs	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Debt securities and other | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	£ 0